Statement of Changes in Net Assets Available for Benefits - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
Additions
Net appreciation in fair value of investments	$ 191,104,186
Interest and dividends	9,286,643
Interest income on notes receivable from participants	736,019
Contributions:
Employer	11,836,837
Participants	21,114,250
Rollovers	2,594,674
Total contributions	35,545,761
Total additions	236,672,609
Deductions
Distributions to participants or beneficiaries	(104,190,666)
Administrative expenses	(495,933)
Total deductions	(104,686,599)
Total net increase	131,986,010
Beginning of year	972,959,688
End of year	$ 1,104,945,698